Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2012 numberofcustomers
Video Customers [Member]
Number of customers	22,000,000
High-speed Internet Customers [Member]
Number of customers	19,400,000
Phone Customers [Member]
Number of customers	10,000,000